COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK
NOTE Q - COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK

In the normal course of business, there are outstanding various commitments and contingent liabilities, such as guaranties, commitments to extend credit, etc., which are not reflected in the accompanying financial statements. The subsidiary bank had outstanding letters of credit of $1,742,000 and $1,135,000 at December 31, 2016 and 2015, respectively, and had made loan commitments of approximately $220,252,000 and $144,086,000 at December 31, 2016 and 2015, respectively.

Commitments to extend credit and letters of credit include some exposure to credit loss in the event of nonperformance of the customer. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit policies and procedures for such commitments are the same as those used for lending activities. Because these instruments have fixed maturity dates and because a number expire without being drawn upon, they generally do not present any significant liquidity risk. No significant losses on commitments were incurred during the two years ended December 31, 2016, nor are any significant losses as a result of these transactions anticipated.

The primary market areas served by the Bank are Forrest, Lamar, Jones, Pearl River, Jackson, Hancock, Stone, and Harrison Counties within South Mississippi, as well as Washington Parish, St. Tammany Parish and East Baton Rouge Parish in Louisiana and Baldwin and Mobile Counties in South Alabama. Management closely monitors its credit concentrations and attempts to diversify the portfolio within its primary market area. As of December 31, 2016, management does not consider there to be any significant credit concentrations within the loan portfolio. Although the Bank’s loan portfolio, as well as existing commitments, reflects the diversity of its primary market area, a substantial portion of a borrower's ability to repay a loan is dependent upon the economic stability of the area.